Related Party Transactions - Remuneration of Key Management - Additional information (Details) - EUR (€)		12 Months Ended
	Jul. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Remuneration of key management line items
Share-based payment expense		€ 346,000,000
R&D Collaboration
Remuneration of key management line items
R&D collaboration total		2,050,000	€ 1,300,000
Consulting services
Remuneration of key management line items
R&D collaboration total		120,000	104,000
Board Remuneration
Remuneration of key management line items
R&D collaboration total		229,000	90,000
Consolidated entity
Remuneration of key management line items
Share-based payment expense		1,900,000	1,800,000
Exceptional bonus CEO	€ 150,000
Loans and advances to CEO			9,000
Invoice ActuaRisk consulting SRL		€ 230,000	€ 309,000